Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Freedom 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class I
Trading Symbol	FDFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class A
Trading Symbol	FFFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class C
Trading Symbol	FCTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class K6
Trading Symbol	FCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class A
Trading Symbol	FAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class Z
Trading Symbol	FIJJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class C
Trading Symbol	FHFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class K6
Trading Symbol	FVGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class A
Trading Symbol	FHFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class Z
Trading Symbol	FIJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class I
Trading Symbol	FFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class A
Trading Symbol	FFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class I
Trading Symbol	FDKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class A
Trading Symbol	FDKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class K6
Trading Symbol	FUGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class Z
Trading Symbol	FIJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class I
Trading Symbol	FIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class C
Trading Symbol	FRBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 47	1.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class C
Trading Symbol	FDCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.56%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class A
Trading Symbol	FAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class K6
Trading Symbol	FIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class M
Trading Symbol	FCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class K6
Trading Symbol	FRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 12	0.45%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class Z
Trading Symbol	FIJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class M
Trading Symbol	FTFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4
Fidelity Advisor Freedom 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class I
Trading Symbol	FRBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 20	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class Z
Trading Symbol	FDFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class M
Trading Symbol	FTAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class M
Trading Symbol	FDFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class C
Trading Symbol	FCTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class K6
Trading Symbol	FKGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class I
Trading Symbol	FITHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class M
Trading Symbol	FFFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class A
Trading Symbol	FATWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class Z
Trading Symbol	FIJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class M
Trading Symbol	FHFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class I
Trading Symbol	FHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class C
Trading Symbol	FCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class Z
Trading Symbol	FIJNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4
Fidelity Advisor Freedom 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class M
Trading Symbol	FTTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class I
Trading Symbol	FDIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class I
Trading Symbol	FITWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class M
Trading Symbol	FDTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class C
Trading Symbol	FDFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class K6
Trading Symbol	FHGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class A
Trading Symbol	FDAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class Z
Trading Symbol	FIJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class Z
Trading Symbol	FIJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class A
Trading Symbol	FAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4
Fidelity Advisor Freedom 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class A
Trading Symbol	FDFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class Z
Trading Symbol	FIJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class Z
Trading Symbol	FIJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class K6
Trading Symbol	FPGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2055 Fund
Class Name	Fidelity Advisor Freedom® 2055 Fund Class K6
Trading Symbol	FBGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,271,174,929
Holdings Count | shares	42
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class C
Trading Symbol	FCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class M
Trading Symbol	FRBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 33	1.24%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.24%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class M
Trading Symbol	FFFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class K6
Trading Symbol	FNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2035 Fund
Class Name	Fidelity Advisor Freedom® 2035 Fund Class A
Trading Symbol	FATHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 2,984,689,916
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.8 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.7 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Stock Fund 8.0 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Advisor Series Equity Growth Fund 6.0 Fidelity Series Opportunistic Insights Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Value Discovery Fund 4.7 70.9
Fidelity Advisor Freedom 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class I
Trading Symbol	FFFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class I
Trading Symbol	FFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class Z
Trading Symbol	FRBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 17	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2050 Fund
Class Name	Fidelity Advisor Freedom® 2050 Fund Class C
Trading Symbol	FFFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 1,847,436,433
Holdings Count | shares	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class I
Trading Symbol	FIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class M
Trading Symbol	FTFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class M
Trading Symbol	FDKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2060 Fund
Class Name	Fidelity Advisor Freedom® 2060 Fund Class C
Trading Symbol	FDKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 683,715,262
Holdings Count | shares	45
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.1 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2070 Fund
Class Name	Fidelity Advisor Freedom® 2070 Fund Class A
Trading Symbol	FRBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 27	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 540,683
Holdings Count | shares	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.7 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.1
Fidelity Advisor Freedom Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® Income Fund
Class Name	Fidelity Advisor Freedom® Income Fund Class K6
Trading Symbol	FEGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 253,551,644
Holdings Count | shares	39
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Advisor Freedom 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class M
Trading Symbol	FTTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class K6
Trading Symbol	FDGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4
Fidelity Advisor Freedom 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2040 Fund
Class Name	Fidelity Advisor Freedom® 2040 Fund Class C
Trading Symbol	FCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.73%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%
Net Assets	$ 2,811,585,794
Holdings Count | shares	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Stock Fund 9.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Advisor Series Equity Growth Fund 7.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Stock Selector Large Cap Value Fund 5.6 Fidelity Advisor Series Growth Opportunities Fund 5.2 71.3
Fidelity Advisor Freedom 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class A
Trading Symbol	FACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2025 Fund
Class Name	Fidelity Advisor Freedom® 2025 Fund Class Z
Trading Symbol	FIJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,290,326,064
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Large Cap Stock Fund 5.9 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Advisor Series Equity Growth Fund 4.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.8 72.9
Fidelity Advisor Freedom 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class C
Trading Symbol	FFVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class Z
Trading Symbol	FIJLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2010 Fund
Class Name	Fidelity Advisor Freedom® 2010 Fund Class I
Trading Symbol	FCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 233,633,110
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.3
Fidelity Advisor Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2065 Fund
Class Name	Fidelity Advisor Freedom® 2065 Fund Class K6
Trading Symbol	FDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 196,802,558
Holdings Count | shares	41
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.4 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.5
Fidelity Advisor Freedom 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2015 Fund
Class Name	Fidelity Advisor Freedom® 2015 Fund Class M
Trading Symbol	FFVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 480,286,005
Holdings Count | shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 55.4 Domestic Equity Funds 19.5 International Equity Funds 19.5 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 Fidelity Series International Growth Fund 3.3 74.6
Fidelity Advisor Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2020 Fund
Class Name	Fidelity Advisor Freedom® 2020 Fund Class K6
Trading Symbol	FOGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,251,987,261
Holdings Count | shares	42
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Large Cap Stock Fund 5.0 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Advisor Series Equity Growth Fund 3.7 71.5
Fidelity Advisor Freedom 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class C
Trading Symbol	FFFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class I
Trading Symbol	FEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4
Fidelity Advisor Freedom 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2045 Fund
Class Name	Fidelity Advisor Freedom® 2045 Fund Class A
Trading Symbol	FFFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 2,082,922,430
Holdings Count | shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.2 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Advisor Series Equity Growth Fund 7.8 Fidelity Series Opportunistic Insights Fund 6.3 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 6.0 Fidelity Advisor Series Growth Opportunities Fund 5.5 76.4
Fidelity Advisor Freedom 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor Freedom® 2030 Fund
Class Name	Fidelity Advisor Freedom® 2030 Fund Class C
Trading Symbol	FCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.64%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%
Net Assets	$ 3,136,806,850
Holdings Count | shares	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Large Cap Stock Fund 6.7 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Advisor Series Equity Growth Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Opportunistic Insights Fund 4.1 70.4